Investments in Affiliates	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
(7)	Investments in Affiliates

As of December 31, 2019, the Group’s investments accounted for under the equity method totaled RMB363,414 (as of December 31, 2018: RMB587,517).

Investment in CNFinance Holdings Limited (“CNFinance”)

In March 2018, in connection with the reorganization of Sincere Fame International Limited (“Sincere Fame”), the shareholders of Sincere Fame transferred all of their equity interests in Sincere Fame in exchange for the ordinary shares of CNFinance. As a result, CNFinance became the parent company of Sincere Fame and the Company owned 20.6% equity interests in CNFinance. The Company’s equity interest of CNFinance was diluted from 20.6% to 18.5% after CNFinance’s listing in New York Stock Exchange “NYSE” (symbol: CNF) on November 7, 2018. CNFinance is a leading home equity loan service provider incorporated in the Cayman Islands and based in Guangzhou, PRC. Investment in CNFinance is accounted for using the equity method as the Group has significant influence by the right to nominate one board members out of seven.

As of December 31, 2019, due to the continued decline in the share price of CNFinance, the Group recognized an other-than-temporary impairment of RMB322,655 to reduce the carrying value of the investment to RMB352,541.

Investment in Puyi Inc.

The Group accounted for the initial investment under the cost method before August 2018. In August of 2018, Puyi Inc. or Puyi, an exempted company incorporated under the laws of the Cayman Islands, which is also the ultimate holding company of Fanhua Puyi Fund Distribution Co., Ltd., or Fanhua Puyi” and Chengdu Puyi Bohui Information Technology Co., Ltd., or Puyi Bohui, started its process of an initial public offering (“IPO”) in the U.S. capital market. For the IPO purpose, Puyi and its subsidiaries have conducted certain equity reorganization transactions with the Group. As part of Puyi Inc’s reorganization, in September 2018, the Group transferred its shares in Fanhua Puyi to Puyi Bohui with the carrying amount of RMB10,028 in exchange for 4,033,600 Ordinary Shares of Puyi (“Puyi’s shares”), representing 4.8% of Puyi’s equity interest. No gain or loss on above transactions was recognized by the Group as management considered that the substance of this transaction is an exchange of shares as part of Puyi Inc’s reorganization, and the fair value of Puyi’s share is equivalent to the fair value of the Group’s original equity interests on Fanhua Puyi given up.

Puyi was subsequently listed on NASDAQ on March 29, 2018, and the Group’s equity was then diluted to 4.5% after its IPO. Puyi provides wealth management, corporate finance and asset management services in China. Since September 5, 2018, investment in Puyi has been accounted for using the equity method as the Group has obtained significant influence through the right to nominate one out of five board directors of Puyi. As of December 31, 2019, the fair value of Group’s equity interest determined based on Puyi’s ordinary shares market price was RMB117,005.

Investment in Teamhead Automobile

The Group holds 40% equity interest in Shanghai Teamhead Automobile through one of the Group’s claim adjusting subsidiaries. The affiliate is a PRC registered company that provides insurance surveyor and loss adjustors services.

During the years ended December 31, 2017, 2018 and 2019, the Group recognized its share of income of affiliates in the amount of RMB108,944 and RMB174,468 and RMB98,100 respectively. During the year ended December 31, 2019, the Group recognized an impairment of RMB322,655 on investment in CNFinance, to reflect a write-down to the fair value of the investment as measured by the closing market price of CNFinance’s ordinary share. During the years ended December 31, 2017, 2018 and 2019, the Group recognized its share of other comprehensive income of RMB1,263, and other comprehensive loss of RMB1,763, and RMB452, respectively.

Investments as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Teamhead Automobile	119	204
Puyi.	11,350	10,670
CNFinance	576,048	352,540
Total	587,517	363,414

The summarized financial information of equity method investees is illustrated as below:

	As of December 31,
	2018	2019
	RMB	RMB
Statements of Financial Position
Total assets	19,630,092	13,490,270
Total liabilities	16,339,829	9,510,013

	Year Ended December 31,
	2017	2018	2019
Results of operation	RMB	RMB	RMB
Income from operations	804,163	1,210,690	689,259
Net profit	529,524	907,724	520,539